Investment Objectives and Goals - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NorthQuest Capital Fund (the “Fund”) strives to achieve long-term capital appreciation and to secondarily earn dividend income.